Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Corporate Bonds (0.6%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (0.1%)
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.875%, 4/7/30	162,997	165
Total		165

Industrial (0.3%)
Vessel Management Services, Inc.
3.432%, 8/15/36	417,000	454
Total		454

Utilities (0.2%)
Duke Energy Florida LLC
2.500%, 12/1/29	200,000	207
Total		207

Total Corporate Bonds (Cost: $780)		826

Governments (108.4%)
Governments (108.4%)
Federal National Mortgage Association
5.625%, 4/17/28	100,000	128
Resolution Funding Corp. Stripped
0.000%, 4/15/30 PO	4,800,000	4,161
0.000%, 4/15/28 IO	400,000	366
Tennessee Valley Authority Stripped
0.000%, 5/1/30 PO	500,000	432
US Treasury
0.125%, 1/15/24	5,100,000	5,073
1.125%, 2/15/31	3,200,000	3,099
1.125%, 5/15/40	6,790,000	5,869
1.125%, 8/15/40 b	65,580,000	56,435
1.125%, 2/29/28	190,000	189
1.375%, 11/15/40	11,700,000	10,510
1.375%, 8/15/50	3,300,000	2,785
1.375%, 8/31/26	100,000	102
1.625%, 11/15/50	400,000	359
1.875%, 2/15/41	1,900,000	1,858
2.000%, 2/15/50	42,580,000	41,831
2.000%, 6/30/24 b	700,000	729
2.125%, 3/31/24 b	1,000,000	1,043
2.125%, 5/15/25 b	410,000	431
2.375%, 5/15/51	2,300,000	2,455
2.500%, 2/15/46	940,000	1,017
2.875%, 5/15/49	1,350,000	1,579
3.000%, 11/15/45	370,000	436
3.000%, 2/15/48	330,000	392
3.000%, 8/15/48	700,000	834
3.125%, 5/15/48	2,430,000	2,957
3.500%, 2/15/39	50,000	62
4.375%, 2/15/38	2,240,000	3,066
4.500%, 5/15/38	1,440,000	2,001
US Treasury Stripped
0.000%, 8/15/34 IO	850,000	669

Governments (108.4%)	Shares/ Par +	Value $ (000’s)
Governments continued
0.000%, 11/15/43 PO	700,000	440
Total		151,308

Total Governments (Cost: $161,659)		151,308

Structured Products (12.3%)
Asset Backed Securities (0.3%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A
0.834%, (ICE LIBOR USD 1 Month plus 0.750%), 2/27/68 144A	61,058	61
Massachusetts Educational Financing Authority, Series 2008-1, Class A1
1.075%, (ICE LIBOR USD 3 Month plus 0.950%), 4/25/38	30,919	31
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.430%, 12/16/24 144A	83,913	84
SLM Student Loan Trust, Series 2003-7A, Class A5A
1.316%, (ICE LIBOR USD 3 Month plus 1.200%), 12/15/33 144A	89,854	90
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.900%, (AFC), 10/25/59 144A	126,951	131
Towd Point Mortgage Trust, Series 2019- SJ3, Class A1
3.000%, (AFC), 11/25/59 144A	82,642	83
Total		480

Mortgage Securities (12.0%)
BWAY Mortgage Trust, Series 2013-1515, Class A2
3.454%, 3/10/33 144A	300,000	320
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A
2.871%, (CSTR), 11/10/31 144A	600,000	619
COMM Mortgage Trust, Series 2018-HOME, Class A
3.942%, (AFC), 4/10/33 144A	200,000	220
Commercial Mortgage Pass-Through Certificates, Series 2016-667M, Class A
3.140%, 10/10/36 144A	700,000	737
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3
2.148%, (CSTR), 7/25/33	297	–p
DBWF Mortgage Trust, Series 2016-85T, Class A
3.791%, 12/10/36 144A	800,000	878
Extended Stay America Trust, Series 2021- ESH, Class A
1.164%, (ICE LIBOR USD 1 Month plus 1.080%), 7/15/38 144A	397,930	399

Long-Term U.S. Government Bond Portfolio

Structured Products (12.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 2752, Class EZ
5.500%, 2/15/34	148,949	169
Federal Home Loan Mortgage Corp., Series 3759, Class FB
0.584%, (ICE LIBOR USD 1 Month plus 0.500%), 11/15/40	28,362	29
Federal Home Loan Mortgage Corp., Series 4092, Class AY
3.000%, 8/15/32	2,200,000	2,347
Federal Home Loan Mortgage Corp., Series 4387, Class AZ
4.000%, 9/15/44	2,645,028	2,861
Federal Home Loan Mortgage Corp., Series 4398, Class ZX
4.000%, 9/15/54	790,872	913
Federal Home Loan Mortgage Corp., Series 4830, Class ZG
3.000%, 4/15/53	741,863	755
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1
1.492%, (Federal Reserve US 12 Month Cumulative Avg 1 year Constant Maturity plus 1.400%), 7/25/44	5,972	6
Federal National Mortgage Association
3.600%, 2/1/40	587,028	669
5.000%, 6/1/35	30,141	34
5.000%, 2/1/36	47,392	54
5.500%, 5/1/49	38,769	43
Federal National Mortgage Association, Series 2007-39, Class NZ
4.250%, 5/25/37	112,586	121
Federal National Mortgage Association, Series 2012-101, Class FC
0.586%, (ICE LIBOR USD 1 Month plus 0.500%), 9/25/42	37,054	36
Federal National Mortgage Association, Series 2016-61, Class ML
3.000%, 9/25/46	900,000	955
Freddie Mac Military Housing Bonds Resecuritization Trust, Series 2015-R1, Class A2
4.321%, (CSTR), 10/25/52 144A	570,074	647
Government National Mortgage Association, Series 2010-26, Class OW
0.000%, 2/20/40 PO	384,662	362
Government National Mortgage Association, Series 2010-75, Class OA
0.000%, 9/20/35 PO	259,793	239
GS Mortgage Securities Trust, Series 2015- 590M, Class B
3.932%, (CSTR), 10/10/35 144A	300,000	321
Hilton USA Trust, Series 2016-HHV, Class A
3.719%, 11/5/38 144A	600,000	652
Hilton USA Trust, Series 2016-HHV, Class C
4.333%, (CSTR), 11/5/38 144A	400,000	431
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A
2.331%, (CSTR, AFC), 5/25/33	657	1
MSSG Trust, Series 2017-237P, Class A
3.397%, 9/13/39 144A	700,000	750

Structured Products (12.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.750%, (AFC), 11/25/59 144A	144,100	148
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
0.417%, (ICE LIBOR USD 1 Month plus 0.660%), (AFC), 10/19/34	2,757	3
VNDO Trust, Series 2016-350P, Class A
3.805%, 1/10/35 144A	800,000	877
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.526%, 11/10/36 144A	100,000	108
Total		16,704

Total Structured Products (Cost: $16,262)		17,184

Short-Term Investments (0.8%)
Money Market Funds (0.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	1,103,784	1,104
Total		1,104

Total Short-Term Investments (Cost: $1,104)		1,104

Total Investments (122.1%) (Cost: $179,805)@		170,422

Other Assets, Less Liabilities (-22.1%)		(30,808)

Net Assets (100.0%)		139,614

Long-Term U.S. Government Bond Portfolio

Securities Sold Short

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)

Uniform Mortgage Backed Security TBA	2.000%	11/10/51	$ (5,300)	$ (5,327)	$ (5,305)

			$ (5,300)	$ (5,327)	$ (5,305)

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	2,500	25	12/21	$3,068	$20	$ (2)
Ten-Year US Treasury Note Future	Long	USD	800	8	12/21	1,053	(16)	1
Ultra Long Term US Treasury Bond Future	Long	USD	4,400	44	12/21	8,407	(367)	(7)
Ultra Ten-Year US Treasury Note Future	Short	USD	3,100	31	12/21	4,503	100	(5)
US Treasury Long Bond Future	Short	USD	9,200	92	12/21	14,648	392	(12)
							$129	$ (25)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month USD-LIBOR	0.400%	3/26	6,300	USD	$ 18	$144	$162	$(3)
3-Month USD-LIBOR	0.750%	3/31	1,100	USD	10	65	75	(1)
3-Month USD-LIBOR	1.250%	6/41	6,010	USD	134	436	570	(4)
3-Month USD-LIBOR	1.150%	3/51	5,100	USD	116	708	824	2
					$ 278	$1,353	$1,631	$(6)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month USD-LIBOR	1.000%	12/25	9,700	USD	$ 188	$(161)	$27	$5
3-Month USD-LIBOR	1.000%	12/30	100	USD	(1)	(3)	(4)	–p
3-Month USD-LIBOR	1.250%	12/50	2,100	USD	(181)	(119)	(300)	–p
3-Month USD-LIBOR	1.000%	3/51	4,520	USD	(496)	(394)	(890)	(1)
					$ (490)	$(677)	$(1,167)	$4

	Financial Derivative Assets				Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$7	$1	$8	$(9)	$(26)	$(35)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
b

Cash or securities with an aggregate value of $58,638 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2021.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the value of these securities (in thousands) was $7,556 representing 5.4% of the net assets.

p	Amount is less than one thousand.
#	7-Day yield as of 9/30/2021.

Long-Term U.S. Government Bond Portfolio

@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $164,267 and the net unrealized appreciation of investments based on that cost was $1,442 which is comprised of $4,276 aggregate gross unrealized appreciation and $2,834 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$ —	$826	$ —
Governments	—	151,308	—
Structured Products	—	17,184	—
Short-Term Investments	1,104	—	—
Other Financial Instruments^
Futures	512	—	—
Interest Rate Swaps	—	1,658	—
Total Assets:	$ 1,616	$170,976	$ —
Liabilities:
Other Financial Instruments^
Futures	(383)	—	—
Interest Rate Swaps	—	(1,194)	—
Securities Sold Short	—	(5,305)	—
Total Liabilities:	$ (383)	$(6,499)	$ —

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand